ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	June 30,	December 31,
	2013	2012

Employees and payroll accruals	$111	$77
Accrued expenses	44	29
Other	2	2
	$157	$108